Trade and Other Receivables - Details of Trade and Other Receivables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross and carrying amounts of accounts receivable other [member]
Disclosure of financial assets [line items]
Financial instruments classified as FVTPL	₩ 517,175	₩ 532,225